Significant accounting policies (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CD1 [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	6,000,000
CD2 [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	15,000,000
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	8,970,636	9,005,636
Warrant [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	145,061,976	162,129,064
Broker Options [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	4,301,150	5,470,799
Restricted Stock Units (RSUs) [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	7,044,527
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of equipment	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of equipment	10 years